UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07044

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

SEMIANNUAL REPORT June 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Sustainable U.S. Equity Portfolio, Inc., covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by portfolio managers John Gilmore, Jeff Munroe, and Terry Coles of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, The Dreyfus Sustainable U.S. Equity Portfolio, Inc.’s Initial shares produced a total return of 7.66%, and the fund’s Service shares returned 7.49%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 9.33% for the same period.2

U.S. stocks gained ground amid better-than-expected corporate earnings and improving global economic growth prospects. The fund produced lower returns than its benchmark, primarily due to security selection shortfalls in the consumer discretionary, consumer staples, and industrials sectors.

Effective May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc. In addition, Newton Investment Management (North America) replaced Mellon Capital Management as the sub-investment adviser to the fund, and John Gilmore, Jeff Munroe, and Terry Coles became the fund’s portfolio managers.

The Fund’s Investment Approach

Effective May 1, 2017, the fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices, and have no material unresolvable environmental, social, and governance (ESG) issues. The fund invests principally in common stocks, focusing on companies with market capitalizations of
$5 billion or more at the time of purchase. The fund may invest up to 20% of its assets in the stocks of foreign companies, including up to 10% in the stocks of companies in emerging market countries.

We use quantitative and qualitative fundamental analyses to identify attractively priced companies with good products, strong management, and strategic direction that have adopted, or are making progress towards, a sustainable business approach. We employ an investment process that combines investment themes with fundamental research and analysis to select stocks for the fund’s portfolio.

Earnings and Economic Growth Supported Ongoing Rally

Over the first half of 2017, equities continued to build on gains achieved during the final months of 2016. Consecutive quarters of better-than-expected corporate earnings and encouraging economic developments in the United States, Europe, and China drove the Index to a series of new highs in January and February. While concerns about the new U.S. presidential administration’s ability to implement its business-friendly policy proposals slowed the pace of the market’s advance in the early spring, U.S. stocks quickly erased those losses and reached new all-time highs in May and June.

The information technology sector was the top-performing market sector in the Index for the reporting period. In contrast, the energy sector was undermined by weakening oil and gas prices, and health care stocks were hurt by pricing and competitive pressures.

Fund Strategies Produced Mixed Results

Over the first four months of the reporting period, the fund was managed using a quantitative security selection process. During that time, the valuation and earnings sustainability factors considered by the process proved effective, but behavioral factors weighed to a degree on relative performance. Security selections in the health care and telecommunication services sectors fared particularly well. However, this was somewhat offset by the fund’s underperformance in the consumer discretionary and consumer staples sectors. Among individual stocks, Waters Corp., Agilent Technologies, and Tiffany & Co. ranked

DISCUSSION OF FUND PERFORMANCE (continued)

among the fund’s top holdings, but Signet Jewelers and Campbell Soup lagged market averages over the first four months of the year.

On May 1, 2017, the new portfolio management team began to transition the fund’s portfolio to reflect the fund’s changed investment objective and mandate. We reduced the number of holdings in the portfolio, focusing on companies that, in our analysis, are poised to deliver sustainable, long-term investment performance while managing positively the impacts of their operations on the environment and society. Although two months is an insufficient measure of long-term investment performance, it is worth noting that strong stock selections in the information technology sector were more than offset by disappointing contributions from the consumer staples, consumer discretionary, and industrials sectors. From a sector allocation perspective, an underweighted position in the energy sector proved favorable, as did lack of exposure to telecommunication services companies. Conversely, relatively light exposure to the health care and financials sectors and overweight positions in the consumer discretionary and information technology sectors dampened relative results. Top performers over the final two months of the reporting period included Cognizant Technology Solutions, McDonald’s, and Citigroup, while laggards included TripAdvisor, Discovery Communications, and Walt Disney.

A Cautious Investment Posture

Despite optimism in some quarters about the prospects for the global economy and financial assets, we have continued to temper our outlook due to concerns about certain profound structural and deflationary issues, including challenging demographics, technological change, heavy debt burdens, and a political climate that threatens globalization and free trade. In this environment, we think a long-term perspective and a flexible, discerning approach are essential to long-term investment success. As of the reporting period’s end, we have identified an ample number of opportunities in the information technology and consumer discretionary sectors, and the fund holds underweighted exposure to financial, energy, and health care stocks.

July 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s consideration of ESG issues in the securities selection process may cause the fund to perform differently than funds that do not integrate consideration of ESG issues when selecting investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of The Dreyfus Sustainable U.S. Equity Portfolio, Inc. made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2018, at which time it may be extended, terminated, or modified.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Sustainable U.S. Equity Portfolio, Inc. from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.38	$5.66
Ending value (after expenses)	$1,076.60	$1,074.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.26	$5.51
Ending value (after expenses)	$1,020.58	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .85% for Initial shares and 1.10% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 99.8%	Shares		Value ($)
Banks - 3.0%
Citigroup	106,443		7,118,908
Capital Goods - 1.6%
Wolseley	63,600		3,904,071
Commercial & Professional Services - 5.5%
Equifax	56,309		7,737,983
Nielsen Holdings	136,206		5,265,724
			13,003,707
Consumer Durables & Apparel - 4.1%
Newell Brands	112,698		6,042,867
NIKE, Cl. B	63,827		3,765,793
			9,808,660
Consumer Services - 4.7%
McDonald's	72,434		11,093,991
Energy - .5%
National Oilwell Varco	39,305		1,294,707
Food & Staples Retailing - 2.1%
Costco Wholesale	30,856		4,934,800
Food, Beverage & Tobacco - 2.2%
Blue Buffalo Pet Products	228,642	[a]	5,215,324
Health Care Equipment & Services - 4.8%
Cerner	90,382	[a]	6,007,692
Medtronic	60,962		5,410,377
			11,418,069
Household & Personal Products - 4.4%
Procter & Gamble	119,094		10,379,042
Insurance - 4.8%
Intact Financial	58,411		4,412,355
Principal Financial Group	110,817		7,100,045
			11,512,400
Media - 6.0%
Discovery Communications, Cl. A	279,573	[a]	7,221,371
Walt Disney	65,787		6,989,869
			14,211,240
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Gilead Sciences	196,139		13,882,718
Real Estate - 1.0%
Redwood Trust	141,687	[b]	2,414,346

Common Stocks - 99.8% (continued)	Shares		Value ($)
Retailing - 6.2%
Dollar General	124,300		8,960,787
TripAdvisor	149,040	[a]	5,693,328
			14,654,115
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials	203,879		8,422,241
Maxim Integrated Products	105,585		4,740,767
			13,163,008
Software & Services - 24.3%
Accenture, Cl. A	27,451		3,395,140
Alphabet, Cl. A	10,762	[a]	10,005,216
Alphabet, Cl. C	7,300	[a]	6,633,729
Cognizant Technology Solutions, Cl. A	126,376		8,391,366
Facebook, Cl. A	26,000	[a]	3,925,480
Intuit	50,048		6,646,875
Microsoft	209,455		14,437,733
Western Union	235,679		4,489,685
			57,925,224
Technology Hardware & Equipment - 7.5%
Apple	33,227		4,785,353
Samsung SDI, GDR	124,834	[c]	4,690,425
Stratasys	116,699	[a]	2,720,254
Trimble	159,535	[a]	5,690,613
			17,886,645
Transportation - 2.6%
CH Robinson Worldwide	88,420		6,072,686
Utilities - 3.2%
Eversource Energy	125,720		7,632,461
Total Common Stocks (cost $221,523,061)			237,526,122

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $496,582)	496,582	[d]	496,582
Total Investments (cost $222,019,643)	100.0%		238,022,704
Liabilities, Less Cash and Receivables	.0%		(50,001)
Net Assets	100.0%		237,972,703

GDR—Global Depository Receipt

aNon-income producing security.

bInvestment in real estate investment trust.

cSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $4,690,425 or 1.97% of net assets.

dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	24.3
Technology Hardware & Equipment	7.5
Retailing	6.2
Media	6.0
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Semiconductors & Semiconductor Equipment	5.5
Commercial & Professional Services	5.5
Insurance	4.8
Health Care Equipment & Services	4.8
Consumer Services	4.7
Household & Personal Products	4.4
Consumer Durables & Apparel	4.1
Utilities	3.2
Banks	3.0
Transportation	2.6
Food, Beverage & Tobacco	2.2
Food & Staples Retailing	2.1
Capital Goods	1.6
Real Estate	1.0
Energy	.5
Money Market Investment	.2
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	221,523,061	237,526,122
Affiliated issuers	496,582	496,582
Cash		27,304
Dividends receivable		36,257
Prepaid expenses		115,849
		238,202,114
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		120,887
Payable for shares of Common Stock redeemed		60,973
Accrued expenses		47,551
		229,411
Net Assets ($)		237,972,703
Composition of Net Assets ($):
Paid-in capital		181,458,220
Accumulated undistributed investment income—net		1,292,055
Accumulated net realized gain (loss) on investments		39,218,698
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		16,003,730
Net Assets ($)		237,972,703

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	226,227,907	11,744,796
Shares Outstanding	6,018,456	315,722
Net Asset Value Per Share ($)	37.59	37.20

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,206 foreign taxes withheld at source):
Unaffiliated issuers	2,303,845
Affiliated issuers	3,924
Income from securities lending—Note 1(c)	4,236
Total Income	2,312,005
Expenses:
Management fee—Note 3(a)	825,998
Professional fees	114,454
Directors’ fees and expenses—Note 3(d)	40,228
Prospectus and shareholders’ reports	30,111
Distribution fees—Note 3(b)	14,217
Custodian fees—Note 3(c)	9,843
Loan commitment fees—Note 2	1,312
Shareholder servicing costs—Note 3(c)	1,139
Miscellaneous	11,175
Total Expenses	1,048,477
Less—reduction in expenses due to undertaking—Note 3(a)	(29,272)
Less—reduction in fees due to earnings credits—Note 3(c)	(87)
Net Expenses	1,019,118
Investment Income—Net	1,292,887
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	39,300,877
Net realized gain (loss) on forward foreign currency exchange contracts	12,242
Net Realized Gain (Loss)	39,313,119
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(23,112,827)
Net Realized and Unrealized Gain (Loss) on Investments	16,200,292
Net Increase in Net Assets Resulting from Operations	17,493,179

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	1,292,887	2,741,722
Net realized gain (loss) on investments	39,313,119	15,872,537
Net unrealized appreciation (depreciation) on investments	(23,112,827)	3,697,883
Net Increase (Decrease) in Net Assets Resulting from Operations	17,493,179	22,312,142
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(2,632,049)	(2,857,548)
Service Shares	(108,956)	(102,266)
Net realized gain on investments:
Initial Shares	(15,130,712)	(21,711,406)
Service Shares	(772,217)	(979,667)
Total Distributions	(18,643,934)	(25,650,887)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,994,889	6,741,612
Service Shares	870,617	1,365,965
Distributions reinvested:
Initial Shares	17,762,761	24,568,954
Service Shares	881,173	1,081,933
Cost of shares redeemed:
Initial Shares	(15,616,114)	(34,374,138)
Service Shares	(826,472)	(1,341,096)
Increase (Decrease) in Net Assets from Capital Stock Transactions	7,066,854	(1,956,770)
Total Increase (Decrease) in Net Assets	5,916,099	(5,295,515)
Net Assets ($):
Beginning of Period	232,056,604	237,352,119
End of Period	237,972,703	232,056,604
Undistributed investment income—net	1,292,055	2,740,173
Capital Share Transactions (Shares):
Initial Shares
Shares sold	104,567	187,407
Shares issued for distributions reinvested	481,245	711,731
Shares redeemed	(409,535)	(956,073)
Net Increase (Decrease) in Shares Outstanding	176,277	(56,935)
Service Shares
Shares sold	23,024	38,332
Shares issued for distributions reinvested	24,109	31,617
Shares redeemed	(21,986)	(37,803)
Net Increase (Decrease) in Shares Outstanding	25,147	32,146

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2017		Year Ended December 31,
Initial Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	37.86	38.56	45.97	44.09	33.24	29.91
Investment Operations:
Investment income—net[a]	.24	.44	.47	.45	.46	.44
Net realized and unrealized gain (loss) on investments	2.60	3.15	(1.54)	5.07	10.87	3.15
Total from Investment Operations	2.84	3.59	(1.07)	5.52	11.33	3.59
Distributions:
Dividends from investment income—net	(.46)	(.50)	(.47)	(.48)	(.48)	(.26)
Dividends from net realized gain on investments	(2.65)	(3.79)	(5.87)	(3.16)	—	—
Total Distributions	(3.11)	(4.29)	(6.34)	(3.64)	(.48)	(.26)
Net asset value, end of period	37.59	37.86	38.56	45.97	44.09	33.24
Total Return (%)	7.66[b]	10.38	(3.20)	13.45	34.34	11.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.86	.86	.84	.86	.85
Ratio of net expenses to average net assets	.85[c]	.86	.86	.84	.86	.85
Ratio of net investment income to average net assets	1.11[c]	1.21	1.14	1.02	1.19	1.34
Portfolio Turnover Rate	98.75[b]	60.67	59.57	45.05	38.81	48.84
Net Assets, end of period ($ x 1,000)	226,228	221,172	227,483	270,483	264,713	207,383

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended June 30, 2017		Year Ended December 31,
Service Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	37.46	38.19	45.58	43.76	33.01	29.70
Investment Operations:
Investment income—net[a]	.19	.34	.36	.33	.36	.36
Net realized and unrealized gain (loss) on investments	2.57	3.12	(1.52)	5.04	10.78	3.13
Total from Investment Operations	2.76	3.46	(1.16)	5.37	11.14	3.49
Distributions:
Dividends from investment income—net	(.37)	(.40)	(.36)	(.39)	(.39)	(.18)
Dividends from net realized gain on investments	(2.65)	(3.79)	(5.87)	(3.16)	—	—
Total Distributions	(3.02)	(4.19)	(6.23)	(3.55)	(.39)	(.18)
Net asset value, end of period	37.20	37.46	38.19	45.58	43.76	33.01
Total Return (%)	7.49[b]	10.08	(3.41)	13.13	33.99	11.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[c]	1.11	1.11	1.09	1.11	1.10
Ratio of net expenses to average net assets	1.10[c]	1.11	1.11	1.09	1.11	1.10
Ratio of net investment income to average net assets	.86[c]	.96	.89	.76	.93	1.09
Portfolio Turnover Rate	98.75[b]	60.67	59.57	45.05	38.81	48.84
Net Assets, end of period ($ x 1,000)	11,745	10,884	9,869	10,632	8,767	6,552

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Effective May 1, 2017, Newton replaced Mellon Capital Management as the sub-investment adviser to the fund.

The fund’s Board of Directors (the “Board”) approved, effective May 1, 2017, a change in the fund’s name from “The Dreyfus Socially Responsible Growth Fund, Inc.” to “The Dreyfus Sustainable U.S. Equity Portfolio, Inc.”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 150 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial and Service. Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	224,519,271	-	-	224,519,271
Equity Securities - Foreign Common Stocks†	13,006,851	-	-	13,006,851
Registered Investment Companies	496,582	-	-	496,582

† See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $1,058 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,675,223	16,100,198	17,278,839	496,582.2
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	3,269,178	28,421,947	31,691,125	-	-
Total	4,944,401	44,522,145	48,969,964	496,582.2

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $2,959,814 and long-term capital gains $22,691,073. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to the management agreement with Dreyfus, the management fee is computed at an annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Effective as of May 1,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2017, the Board approved a reduction in the management fee from an annual rate of .75% to an annual rate of .60% of the value of the fund’s average daily net assets.

Dreyfus has contractually agreed, from May 1, 2017 through May 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of neither class (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $29,272 during the period ended June 30, 2017.

Pursuant to the separate sub-investment advisory agreement between Dreyfus and Newton, Newton serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2017, Service shares were charged $14,217 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2017, Initial shares were not charged pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $567 for transfer agency services and $71 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $71.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $9,843 pursuant to the custody agreement. These fees were partially offset by earnings credits of $16.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $118,729 and Distribution Plan fees $2,435, custodian fees $4,500, Chief Compliance Officer fees $2,802 and transfer agency fees $294, which are offset against an expense reimbursement currently in effect in the amount of $7,873.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2017, amounted to $242,342,131 and $233,283,518, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2017:

Average Market Value ($)
Forward contracts	22,104

At June 30, 2017, accumulated net unrealized appreciation on investments was $16,003,061, consisting of $20,302,683 gross unrealized appreciation and $4,299,622 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

A special meeting of the fund’s shareholders was held on March 9, 2017. The following proposals were approved by shareholders at the meeting on March 9, 2017:

	Shares
	For	Against	Abstain
To approve a sub-investment advisory agreement between Dreyfus and Newton Investment Management (North America) Limited with respect to the fund.	3,206,302	1,078,073	700,773
To approve the implementation of a “manager of managers” arrangement whereby Dreyfus, under certain circumstances, would be able to hire and replace fund sub-advisers that are either unaffiliated with Dreyfus or are wholly-owned subsidiaries of Dreyfus’ ultimate parent company, the Bank of New York Mellon Corporation (“BNY Mellon”), without obtaining shareholder approval.	3,128,706	1,170,288	686,154
To approve the implementation of a “manager of managers” arrangement whereby Dreyfus, under certain circumstances, and subject to the Securities and Exchange Commission’s issuance of an exemptive order to the fund and Dreyfus, would be able to hire and replace fund sub-advisers that are either unaffiliated or affiliated with Dreyfus (whether or not wholly-owned subsidiaries of BNY Mellon) without obtaining shareholder approval.	3,229,265	1,164,504	591,379
To approve changing fundamental investment restrictions regarding issuer diversification.	3,122,216	1,097,322	765,610
To approve changing a fundamental investment restriction on margin, including changing it to a non-fundamental policy.	3,082,405	1,258,367	644,376

The meeting was adjourned with respect to consideration of the proposals listed below and reconvened on March 16, 2017. The following proposals were approved by shareholders at the meeting on March 16, 2017:

	Shares
	For	Against	Abstain
To approve removing the fund’s current fundamental social investment policy and related fundamental social considerations regarding its investment strategy.	3,535,965	1,452,035	541,765
To approve changing the fund’s investment objective.	3,453,642	1,456,220	619,903
To approve changing the fund’s investment objective from a fundamental policy to a non-fundamental policy.	3,280,816	1,547,201	701,748

The following proposals were not approved by shareholders:

	Shares
	For	Against	Abstain
To approve changing a fundamental investment restriction regarding investing in commodities, real estate, oil and gas, including adopting a separate fundamental investment restriction regarding investing in physical commodities and certain derivative instruments.	2,888,941	2,082,189	558,635
To approve changing a fundamental investment restriction regarding industry concentration.	2,997,939	1,791,551	740,275
To approve removing a fundamental investment restriction regarding short sales and certain derivative transactions.	2,918,787	1,902,255	708,723
To approve changing a fundamental investment restriction regarding underwriting the securities of other issuers.	2,828,564	2,033,502	667,699
To approve changing a fundamental investment restriction regarding investing in companies for the purpose of exercising control to a non-fundamental policy.	2,893,841	1,854,229	781,695
To approve removing a fundamental investment restriction regarding companies with limited operations.	2,938,273	1,872,486	719,006
To approve removing fundamental investment restrictions regarding investments in securities where affiliated persons are involved.	2,845,819	2,069,725	614,221
To approve removing a fundamental investment restriction regarding warrants.	2,867,633	1,885,347	776,785

For More Information

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.
© 2017 MBSC Securities Corporation 0111SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)